Short-Term Borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
Short-term borrowings
8.	Short-term borrowings

For the six months ended June 30, 2025, the Group had repaid borrowings of RMB3,100, and obtained borrowings of RMB2,000. The interest was payable on a monthly or quarterly basis and the principal was due upon maturity or installments, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-27	2,700	3.45%	Bank of China
Loan 2	2025-07-15	8,000	3.95%	Bank of Beijing
Loan 3	2025-08-15	2,000	3.95%	Jiangsu Bank
Loan 4	2025-08-18	1,000	3.95%	Jiangsu Bank
Loan 5	2025-12-31	10,000	2.50%	Bank of China
Loan 6	2026-06-20	2,000	3.70%	Beijing Bank
Loan 7	2025-07-21	500	4.13%	Bank of Communications
Loan 8	2025-08-11	90	4.13%	Bank of Communications
Loan 9	2025-08-12	90	4.13%	Bank of Communications
Loan 10	2025-08-13	254	4.13%	Bank of Communications
Total		26,634

As of December 31, 2024, the loan 1 is guaranteed by a third parties, and the loan 2, 3, 4, 5 and 6 are guaranteed by CEO, Mr. Wen.